Quarterly Report
March 31, 2019
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 88.7%
U.S. Bonds – 46.3%
Mortgage-Backed – 0.6%
Freddie Mac, 3.32%, 2/25/2023		$5,000	$5,135
Freddie Mac, 3.243%, 4/25/2027		400,000	410,503
Freddie Mac, 3.117%, 6/25/2027		322,320	327,684
			$743,322
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 4.57%, 6/01/2025		$4,475	$4,599
Small Business Administration, 5.09%, 10/01/2025		3,821	3,938
Small Business Administration, 5.21%, 1/01/2026		49,939	51,743
Small Business Administration, 2.22%, 3/01/2033		524,530	507,299
			$567,579
U.S. Treasury Obligations – 45.3%
U.S. Treasury Bonds, 2.25%, 2/15/2027		$5,421,000	$5,379,284
U.S. Treasury Bonds, 4.5%, 8/15/2039		4,398,400	5,678,919
U.S. Treasury Bonds, 2.75%, 11/15/2042		2,261,000	2,249,783
U.S. Treasury Bonds, 3.625%, 2/15/2044		4,259,000	4,899,347
U.S. Treasury Bonds, 3%, 5/15/2047		1,743,000	1,806,320
U.S. Treasury Notes, 0.875%, 5/15/2019		4,800,000	4,790,791
U.S. Treasury Notes, 3.5%, 5/15/2020		10,355,000	10,479,179
U.S. Treasury Notes, 1.375%, 5/31/2021		1,680,400	1,648,564
U.S. Treasury Notes, 1.75%, 5/15/2022		3,538,000	3,486,174
U.S. Treasury Notes, 1.375%, 8/31/2023		1,689,000	1,627,708
U.S. Treasury Notes, 2.75%, 2/15/2024		6,790,000	6,945,693
U.S. Treasury Notes, 2.125%, 5/15/2025		3,000,000	2,968,711
U.S. Treasury Notes, 1.5%, 8/15/2026		6,720,000	6,338,587
U.S. Treasury Notes, 2.875%, 5/15/2028		2,272,100	2,360,055
			$60,659,115
Total U.S. Bonds			$61,970,016
Foreign Bonds – 42.4%
Australia – 4.3%
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	3,201,000	$2,458,801
Commonwealth of Australia, 2.75%, 6/21/2035		3,567,000	2,775,342
Commonwealth of Australia, 3.25%, 6/21/2039		350,000	289,924
Commonwealth of Australia, 3%, 3/21/2047		250,000	198,758
			$5,722,825
Belgium – 1.1%
Kingdom of Belgium, 0.9%, 6/22/2029	EUR	1,200,000	$1,411,121
Canada – 2.5%
Government of Canada, 2.5%, 6/01/2024	CAD	663,000	$519,703
Government of Canada, 1.5%, 6/01/2026		1,660,000	1,234,563
Government of Canada, 2%, 6/01/2028		1,650,000	1,273,229
Government of Canada, 5%, 6/01/2037		250,000	277,079
Government of Canada, 2.75%, 12/01/2048		50,000	44,487
			$3,349,061
Denmark – 0.3%
Kingdom of Denmark, 4.5%, 11/15/2039	DKK	1,500,000	$412,155

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
France – 0.9%
Republic of France, 3.25%, 5/25/2045	EUR	405,000	$664,721
Republic of France, 4%, 4/25/2055		210,000	407,610
Republic of France, 1.75%, 5/25/2066		150,000	179,175
			$1,251,506
Germany – 1.8%
Federal Republic of Germany, 0.5%, 2/15/2028	EUR	1,765,000	$2,098,683
Federal Republic of Germany, 2.5%, 7/04/2044		135,000	223,064
Federal Republic of Germany, 2.5%, 8/15/2046		65,000	109,248
			$2,430,995
Greece – 3.0%
Hellenic Republic, 4.375%, 8/01/2022	EUR	1,157,000	$1,398,450
Hellenic Republic, 3.375%, 2/15/2025		2,350,000	2,689,046
			$4,087,496
Italy – 3.3%
Buoni Poliennali Del Tes, 5%, 8/01/2034	EUR	425,000	$591,256
Republic of Italy, 1.6%, 6/01/2026		600,000	653,342
Republic of Italy, 2%, 2/01/2028		700,000	766,787
Republic of Italy, 1.65%, 3/01/2032		1,400,000	1,387,634
Republic of Italy, 5%, 9/01/2040		368,000	512,506
Republic of Italy, 3.25%, 9/01/2046		500,000	548,752
			$4,460,277
Japan – 10.2%
Government of Japan, 2.4%, 3/20/2037	JPY	352,600,000	$4,370,134
Government of Japan, 2.3%, 3/20/2039		240,000,000	2,981,777
Government of Japan, 2.3%, 3/20/2040		327,000,000	4,095,688
Government of Japan, 1.8%, 3/20/2043		23,000,000	272,126
Government of Japan, 0.8%, 6/20/2047		125,000,000	1,219,638
Government of Japan, 2%, 3/20/2052		53,900,000	702,300
			$13,641,663
New Zealand – 1.7%
Government of New Zealand , 3%, 4/20/2029	NZD	3,000,000	$2,264,467
Portugal – 5.2%
Obrigacoes do Tesouro, 4.1%, 2/15/2045	EUR	511,000	$770,699
Republic of Portugal, 2.875%, 10/15/2025		1,200,000	1,547,073
Republic of Portugal, 4.125%, 4/14/2027		2,300,000	3,215,290
Republic of Portugal, 3.875%, 2/15/2030		800,000	1,125,134
Republic of Portugal, 4.1%, 4/15/2037		250,000	369,335
			$7,027,531
Spain – 3.1%
Kingdom of Spain, 5.15%, 10/31/2028	EUR	840,000	$1,298,656
Kingdom of Spain, 4.7%, 7/30/2041		870,000	1,456,619
Kingdom of Spain, 5.15%, 10/31/2044		750,000	1,349,715
			$4,104,990
Sweden – 0.3%
Kingdom of Sweden, 1%, 11/12/2026	SEK	3,000,000	$345,752
United Kingdom – 4.7%
United Kingdom Treasury, 6%, 12/07/2028	GBP	700,000	$1,334,388
United Kingdom Treasury, 4.25%, 6/07/2032		71,000	126,362
United Kingdom Treasury, 4.25%, 3/07/2036		438,000	813,830

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
United Kingdom – continued
United Kingdom Treasury, 4.25%, 12/07/2040	GBP	127,000	$248,638
United Kingdom Treasury, 3.25%, 1/22/2044		1,080,000	1,890,278
United Kingdom Treasury, 3.75%, 7/22/2052		489,000	1,011,980
United Kingdom Treasury, 4%, 1/22/2060		205,000	476,262
United Kingdom Treasury, 3.5%, 7/22/2068		150,000	336,323
			$6,238,061
Total Foreign Bonds			$56,747,900
Total Bonds			$118,717,916
Investment Companies (h) – 11.7%
Money Market Funds – 11.7%
MFS Institutional Money Market Portfolio, 2.48% (v)		15,717,683	$15,717,683

Other Assets, Less Liabilities – (0.4)%			(498,788)
Net Assets – 100.0%			$133,936,811
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,717,683 and $118,717,916, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 3/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	694,578	AUD	970,000	Citibank N.A.	4/12/2019	$5,684
USD	385,803	AUD	541,805	Deutsche Bank AG	4/12/2019	1,013
USD	1,447,151	AUD	2,033,785	JPMorgan Chase Bank N.A.	4/12/2019	2,757
USD	950,281	CAD	1,267,325	Brown Brothers Harriman	4/12/2019	1,660
USD	3,668,166	CAD	4,877,652	Citibank N.A.	4/12/2019	17,136
USD	1,519,840	CAD	1,991,919	JPMorgan Chase Bank N.A.	4/12/2019	28,845
USD	747,696	CAD	990,331	UBS AG	4/12/2019	6,412

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	5,144	CHF	5,000	UBS AG	4/12/2019	$118
USD	652,448	CLP	439,130,000	Barclays Bank PLC	4/03/2019	7,146
USD	66,298	DKK	428,000	State Street Bank Corp.	4/12/2019	1,931
USD	1,317,548	EUR	1,170,728	Brown Brothers Harriman	4/12/2019	3,167
USD	210,076	EUR	183,000	Citibank N.A.	4/12/2019	4,622
USD	1,563,436	EUR	1,364,405	Deutsche Bank AG	4/12/2019	31,613
USD	1,415,868	EUR	1,260,082	JPMorgan Chase Bank N.A.	4/12/2019	1,169
USD	772,596	EUR	676,811	JPMorgan Chase Bank N.A.	6/17/2019	8,510
USD	1,777,832	EUR	1,536,000	Morgan Stanley Capital Services, Inc.	4/12/2019	53,359
USD	1,310,202	EUR	1,163,000	UBS AG	4/12/2019	4,497
USD	992,367	GBP	760,000	Citibank N.A.	4/12/2019	1,999
USD	1,353,949	GBP	1,038,507	JPMorgan Chase Bank N.A.	4/12/2019	655
USD	2,202,138	JPY	237,214,000	Goldman Sachs International	4/12/2019	60,028
USD	93,160	JPY	10,020,000	State Street Bank Corp.	4/12/2019	2,676
USD	92,173	NOK	783,000	Goldman Sachs International	4/12/2019	1,353
USD	664,320	SEK	5,980,000	BNP Paribas S.A.	4/12/2019	20,644
USD	725,933	SEK	6,528,000	Citibank N.A.	4/12/2019	23,271
USD	636,179	TRY	3,537,000	Citibank N.A.	4/12/2019	13,381
USD	4,934	ZAR	69,347	UBS AG	4/12/2019	134
CAD	1,266,742	USD	945,105	JPMorgan Chase Bank N.A.	4/12/2019	3,079
CAD	3,084,483	USD	2,299,988	State Street Bank Corp.	4/12/2019	8,815
GBP	1,045,660	USD	1,344,251	Citibank N.A.	4/12/2019	18,365
GBP	1,362,786	USD	1,747,800	JPMorgan Chase Bank N.A.	4/12/2019	28,067
GBP	531,115	USD	680,952	State Street Bank Corp.	4/12/2019	11,151
JPY	65,092,797	USD	587,676	State Street Bank Corp.	4/12/2019	131
MXN	74,144	USD	3,803	JPMorgan Chase Bank N.A.	4/12/2019	11
NZD	1,004,000	USD	682,455	Deutsche Bank AG	4/12/2019	1,405
NZD	971,000	USD	661,176	State Street Bank Corp.	4/05/2019	116
						$374,920
Liability Derivatives
CAD	1,405,348	USD	1,062,959	Citibank N.A.	4/12/2019	$(11,025)
CAD	1,004,247	USD	761,469	Deutsche Bank AG	4/12/2019	(9,769)
CAD	933,000	USD	705,244	Goldman Sachs International	4/12/2019	(6,873)
CLP	440,382,000	USD	673,367	Barclays Bank PLC	4/03/2019	(26,226)
DKK	1,386,556	USD	213,921	NatWest Markets PLC	4/12/2019	(5,396)
EUR	1,173,846	USD	1,363,358	Barclays Bank PLC	4/12/2019	(45,477)
EUR	882,296	USD	1,014,726	Citibank N.A.	4/12/2019	(24,168)
EUR	1,677,703	USD	1,900,550	Deutsche Bank AG	4/12/2019	(16,986)
EUR	1,225,692	USD	1,397,531	HSBC Bank	4/12/2019	(21,442)
EUR	1,814,574	USD	2,099,345	JPMorgan Chase Bank N.A.	4/12/2019	(62,116)
EUR	4,821,361	USD	5,430,328	Merrill Lynch International	4/12/2019	(17,366)
EUR	5,124,655	USD	5,869,983	State Street Bank Corp.	4/12/2019	(116,511)
GBP	464,000	USD	611,472	Brown Brothers Harriman	4/12/2019	(6,826)
GBP	1,575,648	USD	2,074,895	Citibank N.A.	4/12/2019	(21,644)
GBP	149,000	USD	196,955	State Street Bank Corp.	4/12/2019	(2,790)
JPY	114,286,000	USD	1,053,379	Brown Brothers Harriman	4/12/2019	(21,345)
JPY	142,473,322	USD	1,323,756	Citibank N.A.	4/12/2019	(37,181)
JPY	1,323,322,695	USD	12,254,974	JPMorgan Chase Bank N.A.	4/12/2019	(304,996)
JPY	150,206,350	USD	1,385,415	State Street Bank Corp.	4/12/2019	(29,009)
NOK	17,879,623	USD	2,082,709	JPMorgan Chase Bank N.A.	4/12/2019	(8,855)
NZD	1,949,000	USD	1,340,580	Goldman Sachs International	4/12/2019	(13,048)
SEK	24,211,000	USD	2,609,639	Citibank N.A.	4/12/2019	(3,614)
SEK	904,290	USD	102,235	JPMorgan Chase Bank N.A.	4/12/2019	(4,899)
TRY	3,516,000	USD	646,292	UBS AG	4/12/2019	(27,191)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	650,701	AUD	926,000	Citibank N.A.	4/12/2019	$(6,944)
USD	2,234,472	AUD	3,153,287	JPMorgan Chase Bank N.A.	4/12/2019	(4,994)
USD	652,172	CAD	876,000	NatWest Markets PLC	4/12/2019	(3,533)
USD	1,706,188	CAD	2,286,027	State Street Bank Corp.	4/12/2019	(4,954)
USD	2,615	CLP	1,813,000	Barclays Bank PLC	4/03/2019	(49)
USD	651,373	EUR	581,000	UBS AG	4/12/2019	(918)
USD	1,277,163	GBP	986,102	Citibank N.A.	4/12/2019	(7,841)
USD	263,439	JPY	29,407,000	State Street Bank Corp.	4/12/2019	(2,115)
USD	2,055,413	NZD	3,044,070	Citibank N.A.	4/12/2019	(18,009)
USD	694,541	NZD	1,025,916	Goldman Sachs International	4/12/2019	(4,246)
USD	660,749	NZD	971,000	Morgan Stanley Capital Services, Inc.	4/05/2019	(544)
USD	2,198,049	NZD	3,230,970	State Street Bank Corp.	4/12/2019	(2,678)
						$(901,578)
At March 31, 2019, the fund had cash collateral of $320,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$61,226,694	$—	$61,226,694
Non-U.S. Sovereign Debt	—	56,747,900	—	56,747,900
Residential Mortgage-Backed Securities	—	743,322	—	743,322
Mutual Funds	15,717,683	—	—	15,717,683
Total	$15,717,683	$118,717,916	$—	$134,435,599
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$374,920	$—	$374,920
Forward Foreign Currency Exchange Contracts - Liabilities	—	(901,578)	—	(901,578)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	902,832	27,082,264	(12,267,413)	15,717,683
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(667)	$568	$—	$41,725	$15,717,683

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
United States	57.3%
Japan	10.2%
Portugal	5.4%
United Kingdom	4.7%
Australia	4.3%
Italy	3.3%
Spain	3.1%
Greece	3.1%
Canada	2.5%
Other Countries	6.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.